Accounts Receivable, Net (Details) - Schedule of provision for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of provision for doubtful accounts [Abstract]
Beginning	$ 14,123
Additions	109,972	13,952
Exchange rate difference	(3,756)	171
Balance	$ 120,339	$ 14,123